UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.  [Insert annual or semi-annual report.]

IRON HORSE FUND

Annual Report

March 31, 2012

1-855-241-7514

www.ironhorsefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Review

In response to a series of financial crises, central bankers and governments have been issuing and restructuring debt and taking dramatic actions in order to access cash and transfer payments. Immense liquidity pumped into the global system by central banks found its way into equities.  With Europe struggling to control debt concerns, a slowdown in parts of Asian economies, interest rates on savings accounts near zero and short term bonds offering little to offset inflationary costs, US equity markets were simply the easiest place to park all that excess liquidity.

Record setting government actions appear to be lifting asset values and are undeniably helping certain industries and specific countries work through the crisis.  It is worth noting that governments can be very fluid in their transfer of money and they enjoy the ability to generate cash through many different channels.  Corporations have access to capital markets and can be flexible in securing the cash needed to address risks by issuing bonds or stock or tapping credit lines.  Meanwhile, households have few viable options.  When a household is hit with an unexpected crisis or the loss of a job, individuals cannot issue securities or print money.  They must rely on savings or sell assets or go into debt.  With over 70% of our economy reliant on household spending, our economic recovery will ultimately come down to the health of the American middle class.

Liquidity from various government actions and profits from corporations turning cheaply borrowed money into earnings are both helping boost the stock market and giving rise to economic conditions.  But margin expansion and liquidity derived from artificially low interest rates are temporary respite and not permanent healing.  Borrowing rates are at all-time lows and tax rates are low relative to historic rates.  These should help the economy to grow and should spur entrepreneurial initiative.  If economic growth does indeed pick up, interest rates and tax rates are likely to rise and growth will need to be strong enough to withstand higher the costs of inflation, interest rates and taxes.

The market rally in the first quarter felt good, and was welcomed by investors and pensions alike. The rally was driven by liquidity, massive (trillions) but temporary. Governments gained some time and corporations have taken advantage. Now households need quality jobs, wage growth and stable price inflation if the middle class is to heal and to again drive the growth of this country.

Cash is still king

Cash is king. It is a popular saying.  Simple and yet profound. Often, it is said in reference to the flexibility provided by cash during tough times.  Tough times come and go throughout life, and in the midst of these crises, the old “one in the hand is better than two in the bush” saying sure rings true. For households, cash is important to pay expenses, avoid foreclosures on property, and pay for unexpected costs. Cash is important to corporations. For paying wages, buying back shares, acquiring companies, and navigating tough business cycles. An unexpected situation is always easier when cash is available.

When it comes to the global economic system and debt-laden countries, that old saying “cash is king” might be more aptly stated “liquidity reigns supreme.”  Cash is considered a liquid asset but liquidity refers to the flow of cash, the supply of money available, and the speed at which assets can be sold without the risk of a price decline.  Like blood, cash is best when it is flowing through the system without obstruction.

In the first quarter of 2012, corporations took advantage of the Federal Reserve’s “zero interest rate policy” and issued record levels of new bonds.  In aggregate, over $300 billion in new debt was issued and demand for quality debt remained high during the quarter. Who can blame companies like Microsoft from issuing new debt?  If the company can raise $3 billion and only pay 1% interest, it makes sense. Microsoft has a long history of earning far higher rates on their capital, so 1% borrowing costs can easily become profitable. However, for some companies and for many households and most governments, the issuance and use of debt, even when it is a low interest rate, is less assured of a positive outcome. The borrower must have the ability to pay off its debts or lenders will ultimately demand more payment (higher rates) to offset their risks. Much of the newly issued debt now sits on corporate balance sheets as cash.  Some great companies are using cash hoards to raise dividends, buy back shares and make strategic acquisitions.  These companies offer great investments as they will reap huge rewards for their shareholders.  Other companies are only marginal operators and are replacing higher cost debt in order to reduce their interest expense.  The recovery cycle and low interest rates are helping this middle group of companies improve their balance sheets and some will be good investments while others will repeat mistakes and again become overleveraged.  The bottom-tier of companies should be avoided.  No favorable economic cycle can help a business that has lost its market position, or has weak leadership, or old products.

Benefits and Consequences

But, commodity prices are rising rapidly and putting immense pressure on household budgets.  Consider two commodities integral to everyday life: crude oil and corn. It is most common to think about crude oil prices as it relates to gasoline prices. But crude oil is also a feedstock for asphalt, lubricants, plastics, rubbers, tools, lotions, perfumes, tires, ammonia, waxes…..the list goes on and on. Likewise corn is estimated to be an ingredient in over 2,500 foods. By one account, over 70% of the foods in our local grocery stores contain corn or a corn by-product.  And because both oil and corn are input costs to raise beef and other animals, meat prices have risen significantly. While it is beneficial that stocks and real estate are performing better, the average standard of living is in decline. In preparing to write this letter, we researched our own family budgets.  Curious about how these items are impacting family budgets, we reviewed the cost of food, gasoline, utilities and health insurance during the first quarter of 2012 versus this same time last year.  Our food costs rose by 5%, our gas expenses rose 12%, our utilities rose 8% (mostly water), and our health care insurance premiums rose 11%.  We compared this family budget inflation with national averages and the cost increases appear to be fairly in line with published surveys.

Household income has fallen significantly in recent years.  According to a recent study published by Sentier Research, their real median household income index has fallen by 9.8% since 2007. The combination of lower median income and rising commodity prices are weighing heavily on the American middle class.

Last week, two reports on the health of US consumers showed an increase of 0.2% in wages and a rise of 0.8% in spending.  This news helped the recent surge in stock prices continue to move higher.  But, it also suggests that spending is outpacing income. Wage growth and spending should be more closely aligned.  Larger portions of budgets are being used to cover basic necessities and apparently savings or credit cards are being used to finance expenditures.  We will need more jobs than are currently being created and for the pace of growth to become more robust if we are to sustain the economic expansion. Central banker liquidity and political spending is a temporary solution, without sustainable and permanent growth from small businesses and the American middle class, we will hit the proverbial wall.

Looking Ahead

Innovation and productivity are drivers of sound investments. There are companies who force change and there are companies who only change when forced.  In terms of risk and reward, high quality companies continue to look attractive.  If the current market rise is sustained, high quality companies will participate in the rally, and if we hit a financial speed bump, money will flow from speculative stocks into high quality stocks.  Either way, we like the reward-to-risk ratio of the world’s dominating brands versus companies with too much debt and too little cash.  Flexibility is the key to working through a volatile time in history and companies with strong brands and strong cash flows have the most options.

Due to the absolute size of the world’s debt loads and the growing risks of monetary and policy errors, we continue to model large downside risks and must factor in a domino-style waterfall that could occur if any single country defaults. We see many good investment opportunities trading at decent prices. But let us be clear: there are sovereign risks and enormous imbalances that would affect an entire economic system. These risks are entirely outside the control of corporate executives and their boards.  It’s all about liquidity. A policy error by a country’s political leaders or a monetary error by central bankers would far outweigh any good news coming out of corporations.

Conclusions

America’s middle class helped make this country great.  Small businesses are the country’s employment engine: generating 65% of the net new jobs in the past 17 years; employing half of the private sector workers in the country, and hiring 43% of the country’s engineers, scientists and computer programmers. The US economy is 70% consumption and our middle class is the majority of that consumption. Without a healthy middle class, a country is susceptible to social unrest, lower tax revenues and higher deficits.  The recent crisis and the subsequent liquidity actions to solve it have created structural imbalances and moral hazards. So-called “too big to fail” entities still pose big risks for everyone.

Somehow in this recovery, the middle class will need to regain its health and participate.  So far, large corporations (especially banks) and a narrow segment of the population is benefitting from the recovery, we will need it to broaden.

In terms of strategy and stock picking for the fund it means that we will execute our covered call strategy like we have been doing now for over 10 years in our separate accounts. We continue to look for undervalued, conservatively financed and stable business model stocks that offer an attractive total return potential.

Sincerely,

The Iron Horse Fund Team

03/31/2012

0744-NLD-5/15/2012

IRON HORSE FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2012

The Fund's performance figures* for the period ended March 31, 2012, as compared to its benchmark:

	Six Months	Since Inception
Iron Horse Fund - Class A	16.49%	2.79%	(a)
Iron Horse Fund - Class A with Load	9.76%	(3.12)%	(a)
S&P 500 Total Return Index (b)	25.89%	5.76%	(a)
Iron Horse Fund - Class I	n/a	9.30%	(c)
S&P 500 Total Return Index (b)	25.89%	14.78%	(c)

Comparision of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated May 10, 2011 is 1.95% for the Class A and 1.70% for the Class I Shares.  For performance information current to the most recent month-end, please call 1-855-241-7514.

(a) Inception date is July 7, 2011.

(b) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

(c) Inception date is November 16, 2011.

Top Ten Holdings by Industry	% of Net Assets
Pharmaceuticals	14.1%
Oil & Gas	11.7%
Electric	7.2%
Telecommunications	6.1%
Internet	5.9%
Software	5.4%
Beverages	5.3%
Food	4.9%
Healthcare-Products	4.8%
Retail	4.7%
Other, Cash & Cash Equivalents	29.9%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012
Shares		Value
	COMMON STOCKS - 100.4%
	AEROSPACE/DEFENSE - 2.5%
5,400	United Technologies Corp.	$ 447,876

	AGRICULTURE - 3.1%
18,200	Altria Group, Inc.	561,834

	BANKS - 1.8%
2,500	Bank of Montreal	148,550
2,700	J.P Morgan Chase & Co.	124,146
1,400	Wells Fargo & Co.	47,796
		320,492
	BEVERAGES - 5.3%
6,800	Coca-Cola, Co.	503,268
7,000	Pepsico, Inc.	464,450
		967,718
	CHEMICALS - 2.4%
2,400	Monsanto Co.	191,424
5,300	Potash Corp. Saskatchewan, Inc.	242,157
		433,581
	COMPUTERS - 2.4%
200	Apple, Inc *	119,894
1,500	International Business Machines Corp.	312,975
		432,869
	COSMETICS/PERSONAL CARE - 4.1%
17,000	Avon Products, Inc.	329,120
3,200	Colgate Palmolive Co.	312,896
1,400	Procter & Gamble Co.	94,094
		736,110
	ELECTRIC - 7.2%
4,900	Entergy Corp.	329,280
13,100	Exelon Corp.	513,651
16,600	PPL Corp.	469,116
		1,312,047
	FOOD - 4.9%
6,100	Campbell Soup Co.	206,485
5,100	General Mills, Inc.	201,195
16,000	Sysco Corp.	477,760
		885,440
	HEALTHCARE-PRODUCTS - 4.8%
3,200	Becton Dickinson & Co.	248,480
11,300	Medtronic, Inc.	442,847
3,400	Stryker Corp.	188,632
		879,959
	HEALTHCARE-SERVICES - 2.2%
8,100	Aetna, Inc.	406,296

	INSURANCE - 0.5%
2,000	Aflac, Inc.	91,980

	INTERNET - 5.9%
1,200	Amazon.com, Inc. *	243,012
1,300	Google, Inc., - Cl. A *	833,612
		1,076,624
	MACHINERY-DIVERSIFIED - 1.5%
2,200	Cummins, Inc.	264,088

	MEDIA - 1.1%
3,900	DIRECTV *	192,426

See accompanying notes to financial statements.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Continued)
Shares		Value
	MISCELLANEOUS - 2.1%
4,300	3M Co.	$ 383,603

	OIL & GAS - 11.7%
5,800	Chevron Texaco Corp.	621,992
3,100	ConocoPhillips	235,631
6,800	Exxon Mobil Corp.	589,764
12,100	Southwestern Energy Co. *	370,260
5,800	Total Fina Elf SA - ADR	296,496
		2,114,143
	PHARMACEUTICALS - 14.1%
5,400	Abbott Labs	330,966
12,900	Eli Lilly & Co.	519,483
10,100	Johnson & Johnson	666,196
10,900	Merck & Company, Inc.	418,560
16,000	Pfizer, Inc.	362,560
5,700	Teva Pharmaceutical Industries Ltd.	256,842
		2,554,607
	RETAIL - 4.7%
13,800	Wal Mart Stores, Inc.	844,560

	SEMICONDUCTORS - 3.6%
23,000	Intel Corp.	646,530

	SOFTWARE - 5.4%
27,000	Microsoft Corp.	870,750
4,000	Oracle Corp.	116,640
		987,390
	TELECOMUNICATIONS - 6.1%
25,700	Cisco Systems, Inc.	543,555
14,600	Verizon Communications, Inc.	558,158
		1,101,713
	TOYS/GAMES/HOBBIES - 3.0%
15,000	Hasbro, Inc.	550,800

	TOTAL COMMON STOCKS
	(Cost - $17,043,740)	18,192,686

	EXCHANGE TRADED FUNDS - 1.2%
	DEBT FUND - 1.2%
2,000	iShares Barclays 20+ Year Treasury Bond Fund	224,400

	TOTAL EXCHANGE TRADED FUNDS	224,400
	(Cost - 228,382)

	SHORT TERM INVESTMENTS - 3.2%
573,895	Federated Government. Obligations Fund, 0.02%** (Cost $573,895)	573,895

	TOTAL INVESTMENTS - 104.8% (Cost - $17,846,017)(a)	$ 18,990,981
	CALL OPTIONS WRITTEN - (4.1) % (Proceeds - $614,346)	(739,099)
	OTHER LIABILITIES LESS ASSETS - (0.7) %	(126,320)
	NET ASSETS - 100.0%	$ 18,125,562

See accompanying notes to financial statements.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (4.1) %	Value
7	3M Co.	$ 8,120
	Expiration January 2013, Exercise Price $80.00
25	3M Co.	16,375
	Expiration January 2013, Exercise Price $87.50
6	3M Co.	1,800
	Expiration January 2013, Exercise Price $95.00
5	3M Co.	770
	Expiration July 2012, Exercise Price $92.50
2	Apple, Inc.	9,700
	Expiration January 2013, Exercise Price $650.00
39	Abbott Labs	13,650
	Expiration January 2013, Exercise Price $60.00
2	Abbott Labs	520
	Expiration August 2012, Exercise Price $60.00
5	Abbott Labs	535
	Expiration November 2012, Exercise Price $65.00
58	Aetna Inc.	27,840
	Expiration January 2013, Exercise Price $50.00
15	Aflac, Inc.	1,770
	Expiration August 2012, Exercise Price $50.00
5	Aflac, Inc.	155
	Expiration August 2012, Exercise Price $55.00
95	Altria Group, Inc.	18,335
	Expiration January 2012, Exercise Price $30.00
10	Altria Group, Inc.	2,150
	Expiration June 2012, Exercise Price $29.00
17	Altria Group, Inc.	2,465
	Expiration September 2012, Exercise Price $30.00
10	Altria Group, Inc.	530
	Expiration September 2012, Exercise Price $32.00
8	Amazon.com, Inc.	14,960
	Expiration July 2012, Exercise Price $195.00
100	Avon Products, Inc.	8,500
	Expiration January 2013, Exercise Price $22.00
9	Avon Products, Inc.	1,161
	Expiration July 2012, Exercise Price $19.00
12	Bank of Montreal	2,340
	Expiration September 2012, Exercise Price $60.00
13	Bank of Montreal	1,495
	Expiration December 2012, Exercise Price $60.00
2	Becton Dickinson & Co.	760
	Expiration June 2012, Exercise Price $75.00
2	Becton Dickinson & Co.	190
	Expiration June 2012, Exercise Price $80.00
10	Becton Dickinson & Co.	2,200
	Expiration September 2012, Exercise Price $80.00
14	Becton Dickinson & Co.	1,050
	Expiration September 2012, Exercise Price $85.00
47	Campbell Soup Co.	6,345
	Expiration August 2012, Exercise Price $33.00
14	Campbell Soup Co.	1,470
	Expiration November 2012, Exercise Price $34.00
50	Cisco Systems, Inc.	12,200
	Expiration January 2013, Exercise Price $20.00
85	Cisco Systems, Inc.	11,815
	Expiration January 2013, Exercise Price $22.00
75	Cisco Systems, Inc.	8,850
	Expiration April 2012, Exercise Price $20.00
27	Cisco Systems, Inc.	2,754
	Expiration October 2012, Exercise Price $22.00
See accompanying notes to financial statements.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Continued)
Contracts		Value
15	ChevronTexaco Corp.	$ 8,625
	Expiration January 2013, Exercise Price $110.00
30	ChevronTexaco Corp.	11,100
	Expiration January 2013, Exercise Price $115.00
8	Coca-Cola Co.	4,520
	Expiration January 2013, Exercise Price $70.00
45	Coca-Cola Co.	11,700
	Expiration January 2013, Exercise Price $75.00
21	Colgate Palmolive Co.	12,390
	Expiration January 2013, Exercise Price $95.00
4	Colgate Palmolive Co.	1,800
	Expiration January 2013, Exercise Price $97.50
4	ConocoPhillips	1,620
	Expiration January 2013, Exercise Price $77.50
20	ConocoPhillips	6,120
	Expiration January 2013, Exercise Price $80.00
7	ConocoPhillips	3,745
	Expiration August 2012, Exercise Price $72.50
16	Cummins, Inc.	36,640
	Expiration January 2013, Exercise Price $105.00
6	Cummins, Inc.	8,400
	Expiration September 2012, Exercise Price $115.00
33	DIRECTV	8,316
	Expiration September 2012, Exercise Price $50.00
10	Eli Lilly & Co.	2,660
	Expiration January 2013, Exercise Price $40.00
34	Eli Lilly & Co.	4,250
	Expiration January 2013, Exercise Price $45.00
20	Eli Lilly & Co.	1,240
	Expiration April 2012, Exercise Price $40.00
6	Eli Lilly & Co.	1,200
	Expiration July 2012, Exercise Price $39.00
30	Eli Lilly & Co.	2,910
	Expiration July 2012, Exercise Price $41.00
4	Entergy Corp.	620
	Expiration January 2013, Exercise Price $70.00
16	Entergy Corp.	1,440
	Expiration January 2013, Exercise Price $72.50
6	Entergy Corp.	270
	Expiration September 2012, Exercise Price $72.50
14	Exelon Corp.	350
	Expiration July 2012, Exercise Price $41.00
5	Exxon Mobil Corp.	2,900
	Expiration January 2013, Exercise Price $85.00
25	Exxon Mobil Corp.	11,500
	Expiration January 2013, Exercise Price $87.50
13	Exxon Mobil Corp.	4,420
	Expiration January 2013, Exercise Price $90.00
8	Exxon Mobil Corp.	2,008
	Expiration January 2013, Exercise Price $92.50
7	Exxon Mobil Corp.	875
	Expiration July 2012, Exercise Price $90.00
45	General Mills, Inc.	900
	Expiration July 2012, Exercise Price $42.00
1	Google, Inc. - Cl. A	5,514
	Expiration January 2013, Exercise Price $660.00
4	Google, Inc. - Cl. A	19,160
	Expiration January 2013, Exercise Price $670.00
2	Google, Inc. - Cl. A	6,282
	Expiration January 2013, Exercise Price $720.00
3	Google, Inc. - Cl. A	7,791
	Expiration January 2013, Exercise Price $740.00
1	Google, Inc. - Cl. A	2,750
	Expiration April 2012, Exercise Price $630.00
See accompanying notes to financial statements.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Continued)
Contracts		Value
1	Google, Inc. - Cl. A	$ 5,700
	Expiration June 2012, Exercise Price $600.00
65	Hasbro, Inc.	9,100
	Expiration January 2013, Exercise Price $40.00
45	Hasbro, Inc.	3,150
	Expiration May 2012, Exercise Price $37.50
10	Intel Corp.	4,050
	Expiration January 2013, Exercise Price $25.00
42	Intel Corp.	11,046
	Expiration January 2013, Exercise Price $27.00
143	Intel Corp.	17,589
	Expiration January 2013, Exercise Price $30.00
21	Intel Corp.	4,011
	Expiration July 2012, Exercise Price $27.00
14	Intel Corp.	1,764
	Expiration October 2012, Exercise Price $29.00
6	International Business Machines Corp.	17,580
	Expiration January 2013, Exercise Price $185.00
3	International Business Machines Corp.	6,660
	Expiration January 2013, Exercise Price $195.00
2	International Business Machines Corp.	3,780
	Expiration January 2013, Exercise Price $200.00
2	International Business Machines Corp.	3,190
	Expiration January 2013, Exercise Price $205.00
20	iShares Barclays 20+ Year Treasury Bond Fund	960
	Expiration April 2012, Exercise Price $115.00
57	Johnson & Johnson	5,928
	Expiration January 2013, Exercise Price $70.00
20	Johnson & Johnson	2,620
	Expiration April 2012, Exercise Price $65.00
6	Johnson & Johnson	510
	Expiration July 2012, Exercise Price $67.50
20	J.P. Morgan Chase & Co.	17,200
	Expiration September 2012, Exercise Price $38.00
7	J.P. Morgan Chase & Co.	3,675
	Expiration September 2012, Exercise Price $42.00
36	Medtronic, Inc.	8,748
	Expiration January 2013, Exercise Price $40.00
14	Medtronic, Inc.	1,246
	Expiration January 2013, Exercise Price $45.00
39	Medtronic, Inc.	6,396
	Expiration May 2012, Exercise Price $38.00
63	Merck & Co., Inc.	9,009
	Expiration January 2013, Exercise Price $40.00
24	Merck & Co., Inc.	2,160
	Expiration July 2012, Exercise Price $39.00
12	Merck & Co., Inc.	336
	Expiration July 2012, Exercise Price $41.00
10	Merck & Co., Inc.	1,030
	Expiration October 2012, Exercise Price $40.00
130	Microsoft Corp.	47,450
	Expiration January 2013, Exercise Price $30.00
46	Microsoft Corp.	10,258
	Expiration January 2013, Exercise Price $32.50
34	Microsoft Corp.	8,874
	Expiration October 2012, Exercise Price $31.00
10	Monsanto Co.	5,250
	Expiration January 2013, Exercise Price $85.00
4	Monsanto Co.	1,420
	Expiration January 2013, Exercise Price $90.00
6	Monsanto Co.	1,470
	Expiration January 2013, Exercise Price $95.00

See accompanying notes to financial statements.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Continued)
Contracts		Value
4	Monsanto Co.	$ 1,760
	Expiration July 2012, Exercise Price $80.00
30	Oracle Corp.	2,340
	Expiration June 2012, Exercise Price $30.00
10	Oracle Corp.	850
	Expiration September 2012, Exercise Price $32.00
17	Pepsico, Inc.	6,222
	Expiration January 2013, Exercise Price $65.00
14	Pepsico, Inc.	1,918
	Expiration January 2013, Exercise Price $70.00
18	Pepsico, Inc.	3,150
	Expiration October 2012, Exercise Price $67.50
20	Pfizer, Inc.	1,800
	Expiration May 2012, Exercise Price $22.00
10	Pfizer, Inc.	1,780
	Expiration June 2012, Exercise Price $21.00
33	Pfizer, Inc.	6,666
	Expiration September 2012, Exercise Price $21.00
50	Pfizer, Inc.	4,000
	Expiration September 2012, Exercise Price $23.00
20	Pfizer, Inc.	860
	Expiration September 2012, Exercise Price $24.00
10	Procter & Gamble Co.	2,700
	Expiration January 2013, Exercise Price $67.50
2	Procter & Gamble Co.	284
	Expiration July 2012, Exercise Price $67.50
14	Potash Corp. Saskatchewan, Inc.	4,760
	Expiration January 2013, Exercise Price $50.00
6	Potash Corp. Saskatchewan, Inc.	1,128
	Expiration January 2013, Exercise Price $55.00
15	Potash Corp. Saskatchewan, Inc.	1,875
	Expiration January 2013, Exercise Price $57.50
6	Potash Corp. Saskatchewan, Inc.	522
	Expiration January 2013, Exercise Price $60.00
6	Potash Corp. Saskatchewan, Inc.	606
	Expiration September 2012, Exercise Price $55.00
9	PPL Corp.	450
	Expiration January 2013, Exercise Price $30.00
28	PPL Corp.	840
	Expiration July 2012, Exercise Price $29.00
1	S & P 500 Index	590
	Expiration June 2012, Exercise Price $1,500.00
15	Southwestern Energy Co.	1,245
	Expiration May 2012, Exercise Price $33.00
44	Southwestern Energy Co.	1,936
	Expiration June 2012, Exercise Price $36.00
23	Southwestern Energy Co.	1,725
	Expiration September 2012, Exercise Price $38.00
25	Stryker Corp.	5750
	Expiration June 2012, Exercise Price $55.00
9	Stryker Corp.	1,089
	Expiration September 2012, Exercise Price $60.00
16	Sysco Corp.	1,840
	Expiration May 2012, Exercise Price $29.00
56	Sysco Corp.	4,760
	Expiration August 2012, Exercise Price $30.00
23	Sysco Corp.	920
	Expiration August 2012, Exercise Price $31.00
65	Sysco Corp.	975
	Expiration August 2012, Exercise Price $32.00
See accompanying notes to financial statements.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Continued)
Contracts		Value
17	Teva Pharmaceutical Industries	$ 2,737
	Expiration January 2013, Exercise Price $50.00
9	Teva Pharmaceutical Industries	1,557
	Expiration June 2012, Exercise Price $45.00
18	Teva Pharmaceutical Industries	1,386
	Expiration June 2012, Exercise Price $47.50
7	Total SA - ADR	1,505
	Expiration January 2013, Exercise Price $55.00
26	Total SA - ADR	3,510
	Expiration January 2013, Exercise Price $57.50
25	Total SA - ADR	1,125
	Expiration May 2012, Exercise Price $55.00
24	United Technologies Corp.	15,000
	Expiration January 2013, Exercise Price $82.50
16	United Technologies Corp.	7,776
	Expiration January 2013, Exercise Price $85.00
7	United Technologies Corp.	2,800
	Expiration January 2013, Exercise Price $87.50
7	United Technologies Corp.	1,953
	Expiration August 2012, Exercise Price $85.00
70	Verizon Communications, Inc.	6,580
	Expiration January 2013, Exercise Price $40.00
40	Verizon Communications, Inc.	2,360
	Expiration July 2012, Exercise Price $39.00
36	Verizon Communications, Inc.	2,196
	Expiration October 2012, Exercise Price $40.00
10	Wells Fargo & Co.	4,600
	Expiration July 2012, Exercise Price $30.00
4	Wells Fargo & Co.	1,208
	Expiration July 2012, Exercise Price $32.00
108	Wal Mart Stores, Inc.	15,984
	Expiration January 2013, Exercise Price $65.00
30	Wal Mart Stores, Inc.	4,500
	Expiration September 2012, Exercise Price $62.50
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $614,346)	$ 739,099

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is
$17,262,803 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,318,026
	Unrealized depreciation:	(328,947)
	Net unrealized appreciation:	$ 989,079

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

ASSETS
Investment securities:
At cost	$ 17,846,017
At value	$ 18,990,981
Receivable for securities sold	60,859
Dividends and interest receivable	32,151
Receivable for Fund shares sold	31,056
Receivable for Foreign Tax Reclaims	656
Prepaid expenses and other assets	2,986
TOTAL ASSETS	19,118,689

LIABILITIES
Options written, at value (Proceeds $614,346)	739,099
Payable for investments purchased	197,457
Payable for Fund shares repurchased	12,264
Fees payable to other affiliates	12,246
Investment advisory fees payable	2,499
Distribution (12b-1) fees payable	1,739
Accrued expenses and other liabilities	27,823
TOTAL LIABILITIES	993,127
NET ASSETS	$ 18,125,562

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 17,104,465
Accumulated net realized gain from security transactions	886
Net unrealized appreciation of investments	1,020,211
NET ASSETS	$ 18,125,562

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 8,510,849
Shares of beneficial interest outstanding	832,854
Net asset value (Net Assets ÷ Shares Outstanding)	$ 10.22
Maximum offering price per share (maximum sales charges of 5.75%)	$ 10.84

Class I Shares:
Net Assets	$ 9,614,713
Shares of beneficial interest outstanding	941,379
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$ 10.21

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF OPERATIONS (a)
For the Period July 7, 2011 through March 31, 2012

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $2,769)	$ 206,158
Interest	51
TOTAL INVESTMENT INCOME	206,209

EXPENSES
Investment advisory fees	89,075
Distribution (12b-1) fees:
Class A	13,401
Administrative services fees	33,000
Transfer agent fees	29,491
Accounting services fees	21,810
Audit Fee	15,000
Compliance officer fees	13,499
Custodian fees	10,395
Registration fees	9,999
Printing and postage expenses	8,501
Legal Fee	5,500
Insurance expense	5,499
Trustees fees and expenses	3,749
Other expenses	2,551
TOTAL EXPENSES	261,470

Plus: Fees waived/reimbursed by the Advisor	(126,597)

NET EXPENSES	134,873

NET INVESTMENT INCOME	71,336

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	34,333
Options written	(31,684)
Net realized gain on investments and options written	2,649
Net change in unrealized appreciation (depreciation) on:
Investments	1,144,964
Options written	(124,753)
Net change in unrealized appreciation on investments and options written	1,020,211

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	1,022,860

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,094,196

(a)	The Iron Horse Fund Class A shares commenced operations on July 7, 2011 and Class I shares commenced operations on November 16, 2011.

See accompanying notes to financial statements.

IRON HORSE FUND
STATEMENT OF CHANGES IN NET ASSETS

Period July 7, 2011
through
March 31, 2012 (a)
FROM OPERATIONS
Net investment income	$ 71,336
Net realized gain on investments and options written	2,649
Net change in unrealized appreciation on investments and options written	1,020,211
Net increase in net assets resulting from operations	1,094,196

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(47,330)
Class I	(25,769)
Net decrease in net assets resulting from distributions to shareholders	(73,099)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,309,509
Class I	9,236,629
Net asset value of shares issued in reinvestment of distributions:
Class A	47,083
Class I	25,633
Payments for shares redeemed:
Class A	(2,511,668)
Class I	(2,721)
Net increase in net assets from shares of beneficial interest	17,104,465

TOTAL INCREASE IN NET ASSETS	18,125,562

NET ASSETS
Beginning of Period	-
End of Period*	$ 18,125,562
* Includes undistributed net investment income of:	$ -

SHARE ACTIVITY
Class A:
Shares Sold	1,083,772
Shares Reinvested	4,839
Shares Redeemed	(255,757)
Net increase in shares of beneficial interest outstanding	832,854

Class I:
Shares Sold	939,116
Shares Reinvested	2,537
Shares Redeemed	(274)
Net increase in shares of beneficial interest outstanding	941,379

(a)	The Iron Horse Fund Class A shares commenced operations on July 7, 2011 and Class I shares commenced operations on November 16, 2011.

See accompanying notes to financial statements.

IRON HORSE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A (1)	Class I (2)
	Period July 7, 2011	Period November 16,
	through	2011 through
	March 31, 2012	March 31, 2012
Net asset value, beginning of period	$ 10.00	$ 9.39

Activity from investment operations:
Net investment income (loss) (3)	0.06	0.05
Net realized and unrealized
gain (loss) on investments	0.22	0.82
Total from investment operations	0.28	0.87

Less distributions from:
Net investment income	(0.06)	(0.05)
Net realized gains	-	-
Total distributions	(0.06)	(0.05)

Net asset value, end of period	$ 10.22	$ 10.21

Total return (4,5)	2.79%	9.30%

Net assets, at end of period (000s)	$ 8,511	$ 9,615

Ratio of gross expenses to average
net assets (6,7)	3.93%	2.85%
Ratio of net expenses to average
net assets (7)	1.95%	1.70%
Ratio of net investment income
to average net assets (7)	0.87%	1.39%

Portfolio Turnover Rate (5)	43%	43%

(1)	The Iron Horse Fund's Class A shares commenced operations on July 7, 2011.
(2)	The Iron Horse Fund's Class I shares commenced operations on November 16, 2011
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

1.

ORGANIZATION

The Iron Horse Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is total return with less volatility than equity markets in general. The Fund commenced operations on July 7, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares commenced operations on July 7, 2011 and Class I shares on November 16, 2011.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid price on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,192,686	$ -	$ -	$ 18,192,686
Exchange Traded Funds	224,400	-	-	224,400
Short-Term Investments	573,895	-	-	573,895
Total	$ 18,990,981	$ -	$ -	$ 18,990,981
Liabilities
Call Options Written	$ 739,099	$ -	$ -	$ 739,099
Total	$ 739,099	$ -	$ -	$ 739,099

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended March 31, 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Van Hulzen Asset Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the period July 7, 2011 through March 31, 2012, the Adviser earned advisory fees of $89,075.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95% and 1.70% of the daily average net assets attributable to the Class A and Class I shares respectively. During the period July 7, 2011 through March 31, 2012, the Adviser waived fees and reimbursed expenses of $126,597.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.95%, and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  For the period July 7, 2011 through March 31, 2012, the Advisor waived fees and reimbursed expenses in the amount of $126,597 that may be recaptured through March 31, 2015.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $13,401 in distribution fees for Class A shares were paid during the period July 7, 2011 through March 31, 2012.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended March 31, 2012 amounted to $23,559,362 and $4,542,831, respectively.

5.

DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the period July 7, 2011 through March 31, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options written	7,476	1,233,677
Options closed	(3,481)	(551,424)
Options exercised	(651)	(52,279)
Options expired	(147)	(15,628)
Outstanding at End of Period	3,197	$ 614,346

As of March 31, 2012, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $124,753 and $31,684 respectively.  The fair value of these equity derivatives is $739,099.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Year Ended
March 31, 2012
Ordinary Income	$ 73,099
Long-Term Capital Gain	-
$ 73,099

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

As of March 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 32,001	$ 17	$ -	$ -	$ 989,079	$ 1,021,097

The difference between book basis and tax basis unrealized appreciation and undistributed ordinary income is primarily attributable to the tax deferral of losses on wash sales and straddles, and mark-to-market on open Section 1256 contracts.

Permanent book and tax differences primarily attributable to the tax treatment of foreign currency gains and ordinary income distribution reclasses, resulted in reclassification for the Fund for the period July 7 through March 31, 2012 as follows:  a decrease in accumulated net investment loss of $1,763 and a decrease in accumulated net realized gain from security transactions of $1,763.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of March 31, 2012 Charles Schwab & Co. held approximately 77% and 89% of the voting securities of Class A and Class I shares respectively for the benefit of others.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Iron Horse Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Iron Horse Fund, (the “Fund”) as of March 31, 2012, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period July 7, 2011 (commencement of operations) through March 31, 2012.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Iron Horse Fund as of March 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period July 7, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

May 30, 2012

Approval of the Advisory Agreement – Iron Horse Fund

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Van Hulzen Asset Mangement (the "Adviser") and the Trust, on behalf of the Iron Horse Fund (“Iron Horse”) (the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In its consideration of the approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then considered financial information about the firm provided by the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider investment performance of the Fund.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee as well as its overall expense ratio, were acceptable in light of the quantity of the services the Fund expects to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement.

IRON HORSE FUND

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the Iron Horse Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Iron Horse Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 – 3/31/12*	Expense Ratio During the Period 10/1/11 – 3/31/12
Class A	$1,000.00	$1,164.90	$10.58	1.95%
	Beginning Account Value 11/16/11	Ending Account Value 3/31/12	Expenses Paid During Period 11/16/11 – 3/31/12**	Expense Ratio During the Period 11/16/11 – 3/31/12
Class I	$1,000.00	$1,093.00	$7.66	1.70%

Hypothetical (5% return before expenses)***	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 – 3/31/12****	Expense Ratio During the Period 10/1/11 – 3/31/12
Class A	$1,000.00	$1,015.29	$9.85	1.95%
Class I	$1,000.00	$1,016.55	$9.86	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (137) divided by the number of days in the fiscal year (366).

*** The hypothetical example assumes that the Fund was in operation for the full six months ended 3/31/12.

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

IRON HORSE FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	98

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since  2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	98	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

IRON HORSE FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2012

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Adviser Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and GemCom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-377-5155.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-241-7514 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-241-7514.

INVESTMENT ADVISOR

Van Hulzen Asset Management, LLC

950 Iron Point Road, Suite 290

Folsom, CA 95630

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $13,000

(b)

Audit-Related Fees

2012 -  None

(c)

Tax Fees

2012 - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/12